Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2019
Accrued expenses and other liabilities

18. Accrued expenses and other liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2018	2019	2019
	(In millions)
Bills payable	Rs. 82,217.8	Rs. 70,404.0	US$	1,018.0
Remittances in transit	35,308.9	41,721.1		603.3
Accrued expenses	52,643.5	57,816.9		836.0
Accounts payable	106,510.1	88,212.9		1,275.5
Derivatives (refer to note 24)	56,124.7	128,449.0		1,857.3
Others	58,636.6	80,834.7		1,168.7

Total	Rs.391,441.6	Rs.467,438.6	US$	6,758.8

The Bank amortizes annual fees on credit cards over the contractual period of the fees. The unamortized annual fees as of March 31, 2018 and March 31, 2019 was Rs. 351.2 million and Rs. 538.8 million (US$ 7.8 million), respectively.